RESTRUCTURING CHARGES AND SEPARATION COSTS - Restructuring and Other Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	$ 845	$ 664	$ 1,116
Restructuring and other charges cash expenditures	415	683	1,077
Cost of equipment/services
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	206	348	474
SG&A
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	669	390	653
Other (income) loss
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	(31)	(75)	(11)
Operating segments | Aerospace
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	20	70	397
Operating segments | Renewable Energy
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	177	204	213
Operating segments | Power
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	155	369	236
Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	494	20	270
Workforce reductions
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	281	568	748
Plant closures & associated costs and other asset write-downs
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	533	117	305
Acquisition/disposition net charges and other
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	$ 30	$ (21)	$ 63